Discontinued Operations (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Mar. 01, 2022 CNY (¥)	Jun. 30, 2023 USD ($)
Discontinued Operations (Details) [Line Items]
Net liability (in Yuan Renminbi) | ¥	¥ 1
Financial Leasing (in Yuan Renminbi) | ¥	¥ 1
Shengda Group [Member]
Discontinued Operations (Details) [Line Items]
Additional paid-in capital (in Dollars) | $		$ 21,874
Non controlling interest (in Dollars) | $		$ 2,168
Business Combination [Member]
Discontinued Operations (Details) [Line Items]
Equity interest	25.00%
Business Combination [Member] | ASTS Holdings Limited [Member]
Discontinued Operations (Details) [Line Items]
Equity interest	100.00%
Business Combination [Member] | Mr. Li Qin [Member]
Discontinued Operations (Details) [Line Items]
Equity interest	100.00%